STOCKHOLDERS' EQUITY (Details)										1 Months Ended																	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2019 USD ($) $ / shares shares	Dec. 16, 2018 USD ($) $ / shares shares	Sep. 11, 2018 USD ($) $ / shares shares	Jan. 24, 2018 $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jan. 04, 2017 USD ($) $ / shares shares	Jan. 02, 2017 USD ($) shares	Dec. 29, 2016 USD ($) $ / shares shares	Sep. 19, 2016 USD ($) $ / shares shares	Mar. 27, 2019 USD ($) $ / shares shares	Oct. 31, 2018 shares	Sep. 30, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2018 shares	Jan. 31, 2018 USD ($) shares	Sep. 15, 2017 USD ($) shares	Aug. 31, 2017 shares	Apr. 30, 2017 USD ($)	Apr. 28, 2017	Apr. 21, 2017	Mar. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($) shares	Jan. 31, 2017 USD ($)	Oct. 31, 2016 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Jan. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Item $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 06, 2018 shares	Nov. 16, 2016 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred Stock, shares authorized																											50,000,000				50,000,000		50,000,000	50,000,000
Preferred Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, shares authorized																																	259,000,000	259,000,000
Proceeds from the sale of stock | $
Exercise price of warrant | $ / shares				$ 7.50																													$ 5.00	$ 10.00
Common stock issued for services | $																												$ 859,500					$ 1,009,500	$ 879,500
Common stock issued for services, shares																																	100,000
Common stock to be issued | $																																		879,500
Repayments of note payable | $																																	6,545,157	3,996,928
Repurchase of warrant | $																																		1,500,000
Proceeds from the issuance of common stock units | $																				$ 4,566,405					$ 3,830,000						7,228,709			$ 4,020,401
Debt conversion converted amount | $													$ 150,000				$ 150,000
Debenture financing exercised				100,000																													226,402	1,223,874
Proceeds from warrants exercised | $																															$ 1,146,148	$ 50,001	$ 100,000	$ 1,085,004
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services | $																													$ 150				$ 423
Common stock issued for services, shares																													150,000				422,950
Stock based compensation, shares																													6,667				79,534
Sale of common stock and warrants for cash, shares																											1,687,825				1,687,825			761,905
Exercise of warrants, shares																											328,667	61,482			328,667	61,482	78,149	428,469
Share of common stock in private placement, shares																											200,000				200,000
Common stock issued for services, shares																													150,000					300,000
Chardan Capital Markets, LLC [Member]
Class of Stock [Line Items]
Cash fee amount | $								$ 160,000
Fee percentage of proceeds								4.00%
Reimbursement amount | $								$ 15,000
Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period										685,000																					696,252
Granted during the period, exercise price | $ / shares										$ 3.42																					$ 3.45
Stock options granted, grant date fair value per option | $ / shares																															$ 2.21
Awards forfeited																															2,400		72,498	161,500
Stock-based compensation expense | $																											$ 326,000	$ 996,000			$ 466,000	$ 1,162,000	$ 667,749	$ 992,732
Option value | $										$ 1,513,137
Aggregate instrinsic value of exercise price | $ / shares																															$ 4.66
Warrant [Member]
Class of Stock [Line Items]
Granted during the period	300,000
Share-based compensation, risk free interest rate	1.80%
Share-based compensation, expected dividend yield																															0.00%
Share-based compensation, expected volatility rate	101.00%
Share-based compensation, expected life in years	5 years
Option Expired																															Nov. 30, 2021
Option value | $	$ 1,138,332
Stock price | $ / shares	$ 4.99
Aggregate instrinsic value of exercise price | $ / shares																															$ 4.66
Intrinsic value of warrants exercised | $																											$ 345,776				$ 345,776
Warrant [Member] | Chardan Capital Markets, LLC [Member]
Class of Stock [Line Items]
Award term					5 years 6 months
Warrants to purchase shares of common stock, number of shares total					160,000
Warrant [Member] | Aspenwood Capital [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total					23,337
Exercise price of warrant | $ / shares					$ 3.75
Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based compensation, expected life in years																															1 year
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based compensation, expected life in years																															7 years
Series B Warrants [Member]
Class of Stock [Line Items]
Share-based compensation, risk free interest rate						2.00%																											2.50%
Share-based compensation, expected dividend yield						0.00%																											0.00%
Share-based compensation, expected volatility rate						110.00%																											155.00%
Share-based compensation, expected life in years						5 years																											3 years 11 months 1 day
Repurchase of warrant | $																				$ 2,500,000
Series A1 Warrants [Member]
Class of Stock [Line Items]
Share-based compensation, risk free interest rate																					1.875%	1.875%
Share-based compensation, expected dividend yield																					0.00%	0.00%											0.00%	0.00%
Share-based compensation, expected volatility rate																					109.00%	109.00%
Share-based compensation, expected life in years																					5 years 6 months	5 years 6 months
Exercise price of warrant | $ / shares						$ 2.245
Series A1 Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based compensation, risk free interest rate																																	2.73%	2.73%
Share-based compensation, expected volatility rate																																	164.00%	164.00%
Share-based compensation, expected life in years																																	3 years 4 months 18 days	3 years 4 months 18 days
Series A1 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based compensation, risk free interest rate																																	2.73%	2.73%
Share-based compensation, expected volatility rate																																	167.00%	167.00%
Share-based compensation, expected life in years																																	4 years 4 months 18 days	4 years 4 months 18 days
Warrant One [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total																																	277,500
Warrant One [Member] | Chardan Capital Markets, LLC [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total					129,176
Exercise price of warrant | $ / shares					$ 3.75
Warrant Two [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total																																	813,362
Warrant Two [Member] | Chardan Capital Markets, LLC [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total					54,161
Exercise price of warrant | $ / shares					$ 4.49
Three Employees [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																										146,000
Share-based compensation, vesting period																										3 years
Granted during the period, exercise price | $ / shares																										$ 7.50
Award term																										5 years
Stock options granted, grant date fair value per option | $ / shares																										$ 4.98
Share-based compensation, risk free interest rate																										1.125%
Share-based compensation, expected dividend yield																										0.00%
Share-based compensation, expected volatility rate																										112.00%
Share-based compensation, expected life in years																										5 years
Chief Financial Officer [Member]
Class of Stock [Line Items]
Value of warrants at date of grant | $		$ 220,832
Exercise price of warrant | $ / shares		$ 2.56
Debenture financing exercised		176,400
Joseph P. Hannan [Member]
Class of Stock [Line Items]
Award term			3 years
Value of warrants at date of grant | $			$ 488,106
Exercise price of warrant | $ / shares			$ 4.20
Debenture financing exercised			250,000
Share cancelled			229,166
Contractor [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											75,000
Non-Executive Directors [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											11,252
Granted during the period, exercise price | $ / shares																											$ 5.49
Share-based compensation, risk free interest rate																											2.46%
Share-based compensation, expected volatility rate																											102.00%
Share-based compensation, expected life in years																											7 years
Option Expired																											Apr. 15, 2026
Option value | $																											$ 60,000
Stock price | $ / shares																											$ 5.49				$ 5.49
Non-Executive Directors One [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											2,813
Non-Executive Directors Two [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											2,813
Non-Executive Directors Three [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											2,813
Non-Executive Directors Four [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Granted during the period																											2,813
Big Token, Inc. [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized																											398,000,000				398,000,000		398,000,000	398,000,000
Preferred Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock to be issued | $
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, shares authorized																											9,000,000				9,000,000		9,000,000	9,000,000
Common Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued																											0				0		0	0
Common Stock, shares outstanding																											0				0		0	0
Voting rights per share | Item																																	10
Common Class B [Member] | Big Token, Inc. [Member]
Class of Stock [Line Items]
Common Stock, shares authorized																											1,000,000				1,000,000		1,000,000	1,000,000
Common Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued																											1,000,000				1,000,000		1,000,000	1,000,000
Common Stock, shares outstanding																											1,000,000				1,000,000		1,000,000	1,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, shares authorized																											250,000,000				250,000,000		250,000,000	250,000,000
Common Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued																											12,546,022				12,546,022		10,109,530	9,910,565
Common Stock, shares outstanding																											12,546,022				12,546,022		10,109,530	9,910,565
Voting rights per share | Item																																	1
Proceeds from the sale of stock | $						$ 3,980,001
Proceeds from the sale of stock, shares						761,905						100,000																					100,000
Exercise price of warrant | $ / shares					1.40
Common stock issued for services | $																														$ 1,137,650
Common stock issued for services, shares																														225,000
Share price | $ / shares					3.00
Shares issued for stock awards that have vested																							51,667
Conversion price | $ / shares					$ 1.40
Debt conversion shares issued					655,000
Debt conversion converted amount | $					$ 218,334
Debenture financing exercised												100,000
Proceeds from warrants exercised | $												$ 300,000
Common Class A [Member] | Erin DeRuggiero [Member]
Class of Stock [Line Items]
Repurchas of shares																																			514,000
Common Class A [Member] | Leapfrog Media Trading [Member]
Class of Stock [Line Items]
Number of shares exchanged in asset purchase																			200,000
Common Class A [Member] | Chardan Capital Markets, LLC [Member]
Class of Stock [Line Items]
Award term								5 years 6 months
Warrants to purchase shares of common stock, number of shares total								76,190
Exercise price of warrant | $ / shares								$ 6.50
Common Class A [Member] | Kathy Ireland Worldwide LLC [Member]
Class of Stock [Line Items]
Common stock issued for services | $							$ 678,000
Common stock issued for services, shares							100,000
Common Class A [Member] | Mr. Derek J. Ferguson [Member]
Class of Stock [Line Items]
Common stock issued for services | $							$ 12,500
Common stock issued for services, shares							3,858
Common Class A [Member] | Mr. Steven Antebi [Member]
Class of Stock [Line Items]
Common stock issued for services | $																								$ 540,000
Common stock issued for services, shares																								150,000
Common Class A [Member] | Mr. Robert Jordan [Member]
Class of Stock [Line Items]
Common stock issued for services | $																							$ 12,500
Common stock issued for services, shares																							6,510
Common Class A [Member] | Al & J Media, Inc [Member]
Class of Stock [Line Items]
Common stock issued for services | $																		$ 97,500
Common stock issued for services, shares																		75,000
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 10.00
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Proceeds from the sale of stock | $					$ 5,180,158
Proceeds from the sale of stock, shares					863,365
Value of warrants at date of grant | $																																				$ 1,390,264
Warrants to purchase shares of common stock, number of shares total									642,000																											400,000
Exercise price of warrant | $ / shares					$ 3.00				$ 5.00																											$ 7.50
Stock-based compensation expense | $									$ 274,634
Interest rate					12.50%
Common Class A [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Award term						5 years
Warrants to purchase shares of common stock, number of shares total						380,953
Exercise price of warrant | $ / shares						$ 7.00
Repurchase of warrant | $						$ 2,500,000
Common Class A [Member] | Series B Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares						$ 1.20
Share price | $ / shares						$ 5.25
Common Class A [Member] | Series B Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Cashless payment amount | $						$ 2,500,000
Common Class A [Member] | Series A1 Warrants [Member]
Class of Stock [Line Items]
Award term						5 years
Warrants to purchase shares of common stock, number of shares total						380,953
Exercise price of warrant | $ / shares						$ 6.70
Common Class A [Member] | Steve Antebi [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total																																				200,000
Common Class A [Member] | Consultant [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock, number of shares total																																				200,000
Advances to consultants | $																																				$ 100,000
Common Class A [Member] | Chief Financial Officer [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Stock based compensation, shares					70,409
Common Class A [Member] | Colleen DiClaudio [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Debt conversion shares issued																	7,813
Debt conversion converted amount | $																	$ 10,000
Common Class A [Member] | Hardy Thomas [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Debt conversion shares issued																	7,195
Debt conversion converted amount | $																	$ 10,000
Common Class A [Member] | William Packer [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Debt conversion shares issued													3,774
Debt conversion converted amount | $													$ 10,000
Common Class A [Member] | Marc Savas and Malcolm CasSelle [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Debt conversion shares issued																	3,774
Debt conversion converted amount | $																	$ 10,000
Common Class A [Member] | Employee [Member]
Class of Stock [Line Items]
Proceeds from the sale of stock, shares												3,334				6,667
Common Class A [Member] | Employee [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Proceeds from the sale of stock, shares																122,950
Common Class A [Member] | Joseph P. Hannan [Member]
Class of Stock [Line Items]
Share cancelled											50,000
Common Class A [Member] | Joseph P. Hannan [Member] | Equity Compensation 2016 Plan [Member]
Class of Stock [Line Items]
Proceeds from the sale of stock, shares												50,000
Common Class A [Member] | Joseph P. Hannan [Member]
Class of Stock [Line Items]
Share cancelled											23,800
Common Class A [Member] | Big Token, Inc. [Member]
Class of Stock [Line Items]
Common Stock, shares authorized																											1,000,000				1,000,000		1,000,000	1,000,000
Common Stock, par value per share | $ / shares																											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued																											0				0		0	0
Common Stock, shares outstanding																											0				0		0	0
Non-Voting Preferred Tracking Stock [Member] | Big Token, Inc. [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized																																	20,000,000
Common Stock, shares authorized																																	1,000,000	1,000,000
Common Stock, par value per share | $ / shares																																	$ 0.001	$ 0.001
Series 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized																																	200,000
Series A common stock purchase warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 3.00
Debenture financing exercised					83,334
Proceeds from warrants exercised | $					$ 250,002
Series A common stock purchase warrants [Member] | Investor One [Member]
Class of Stock [Line Items]
Exercise price of warrant | $ / shares												$ 3.00		$ 3.00	$ 2.245													$ 2.245				$ 2.245
Debenture financing exercised												16,667		16,667	44,815
Proceeds from warrants exercised | $												$ 50,000		$ 50,000